Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Summary of number and weighted average exercise prices (in nis) of share options
	Weighted average exercise price			Number of options
	2017	2016	2015	2017	2016	2015
Outstanding at January 1	0.83	0.81	0.78	10,394,915	3,510,729	3,872,359
Expired during the year	4	0.81	0.80	44,786	2,865,943	406,416
Granted during the year	0.33	0.79	4.00	9,690,299	9,750,129	44,786
Outstanding at December 31	0.36	0.83	0.81	20,040,428	10,394,915	3,510,729
Exercisable at December 31	0.32	0.96	0.83	14,177,578	2,269,808	3,285,729

Summary of number of RSUs
Number of RSUs 2017
Outstanding at January 1	-
Granted during the year	13,345,205
Vested during the year	(9,930,671)
Outstanding at December 31	3,414,534

Summary of options to service providers were measured at the fair value of the service
	2017	2016

Share Price - NIS	0.326-0.388	0.21-0.26
Option price - USD	0.164-0.191	1.07-1.42
Expected volatility (%)	80.65-80.91	-
Expected duration (years)	6.77-6.97	4-8
Dividend yield (%)	-	-
Risk free rate interest rate (%)	1.36-1.39	N/A

Summary of share based expenses
	For the year ended December 31
	2017	2016	2015
	USD thousands
Total share-based expense recognized	2,308	400	59